                           -------------------------



                                    BRENTON
                                 Mutual Funds




                                 BRENTON Bank

                              Investment Adviser





                                 ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                                March 31, 2001




                           -------------------------

SHAREHOLDER LETTER                                        Brenton Mutual Funds
--------------------------------------------------------------------------------

Dear Shareholders:

How things have changed over the past six months! At our last writing we were still awaiting the upcoming presidential election and riding out some choppy investment markets. We had no idea how long we would be waiting to hear the outcome of the election nor just how rough the markets were really going to get. Fast forward to today and we are quickly nearing the end of the first 100 days in office for our new President and have found out just how volatile the markets could get.

The lengthy presidential election of last fall lead us into a prolonged period of uncertainty over what the environment was going to become for the financial markets. This political uncertainty combined with a tougher business and earnings environment put the markets into a downward spiral. We have seen the Federal Reserve (the "Fed") go from a tightening stance to an easing stance with three 50 basis point Federal Funds rate reductions during the first quarter. The Fed is expected to make further rate reductions in the coming months unless upcoming economic releases begin to paint a healthier picture of the U.S. economy.

The question facing both the equity and credit markets is when will earnings stabilize. We have seen a big decline in corporate earnings as we entered this slowing economy. The first quarter earnings announcement season will likely see a continued deterioration in corporate profits with a bottom coming during the summer months. We see certain sectors as advantageous going forward. Our two favorites at this point are Energy and Utilities. With oil prices remaining at relatively high levels it is likely that companies will continue to experience strong revenue growth. The utility sector has been held back by the energy crisis going on in the western United States but we feel there are selected opportunities for the power producers.


Value Equity Fund

The Brenton Value Equity Fund has a one-year return of negative 17.23%/2/ (without load) as of March 31, 2001 versus the Standard and Poor's 500 Index/1/ of negative 21.68%. The annualized three-year return of 2.40% (without load) and annualized five-year return of 11.65% (without load) trail the Standard and Poor's 500 Index returns of 3.05% and 14.18%, respectively. The market is currently working through a phase of consolidation where the gap between the performance of growth stocks and value stocks is narrowing. This has helped us regain lost ground versus the benchmark.

                             [CHART APPEARS HERE]

                               Value Equity Fund


                    Value Equity Plot Points for the Charts
         -------------------------------------------------------------

                      Load                      No Load                   S&P
                      ----                      -------                   ---

 9-Aug-94            9,803.82                  10,264.55               10,000.00
31-Mar-95           10,434.81                  10,925.30               11,143.00
31-Mar-96           13,162.38                  13,781.00               14,719.00
31-Mar-97           15,458.16                  16,184.69               17,637.00
31-Mar-98           21,269.20                  22,268.62               26,103.00
31-Mar-99           24,118.51                  25,251.85               30,923.00
31-Mar-00           27,592.76                  28,889.59               36,470.00
31-Mar-01           22,838.96                  23,912.37               28,564.00

------------------------------------------------------------
                                                   Since
                                                   Inception
Date             1 Year            5 Year          (8/09/94)
------------------------------------------------------------

3/31/01          (20.95)%*         10.63%*         13.24%*
------------------------------------------------------------

* Reflects a 4.50% Sales Charge.

Past performance is not predictive of future results.

The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual funds, such as investment management and fund accounting fees. The index is unmanaged and cannot be invested in directly. Investment return and net asset value will fluctuate so an investors shares when redeemed, may be worth more or less than the original cost.

The chart represents historical investments of $10,000 in the Brenton Value Equity Fund from 8/9/94 to 3/31/01, and represents the reinvestments of dividends and capital gains in the Fund.

Shareholder Letter                                          Brenton Mutual Funds
--------------------------------------------------------------------------------

Intermediate U.S. Government Securities Fund

The Brenton Intermediate U.S. Government Securities Fund has a one-year return of 12.04%/4/ (without load) as of March 31, 2001 versus the Lehman Brothers Intermediate Government/Credit Index/3/ of 12.16%. The annualized three-year return of 5.76% (without load) and annualized five-year return of 6.18% (without load) trial the Lehman Brothers Intermediate Government/Credit Index returns of 6.86% and 7.00%, respectively. The one-year return versus the Merrill Lynch 3-7 Year Government Index was 13.49%. The annualized three-year and annualized five-year returns were 7.29% and 7.38% respectively.

U.S. Government Money Market Fund/5/

The Brenton U.S. Government Money Market Fund continues to produce solid returns with the one-year return as of March 31, 2001 at 5.47%. The return since inception/6/ was a solid 4.84%. The seven-day yield of the Fund as of March
31, 2001 was 4.14%/7/. This yield has been trending lower with the reduction in the Federal Funds rate of 1.50% during the first quarter. As always, the Fund continues to focus its investments on U.S. government agency obligations of high credit quality.

We appreciate the opportunity to have served your investment needs over the past 7 years. As you know, the Brenton Funds merged into the Wells Fargo Funds on April 27, 2001 through a tax-free reorganization. We look forward to the continued opportunity to serve you as shareholders of the Wells Fargo Funds and will work hard to continue to earn your confidence and support. If you have questions about the Wells Fargo Funds, would like a prospectus, or require any assistance, please contact your investment representative or call 1-800-222-8222.

Sincerely,

Matt J. Schmitt

/s/ Matt J. Schmitt

Matt J. Schmitt
Assistant Vice President/Portfolio Manager
Brenton Investments, Inc.

                             [CHART APPEARS HERE]

             Intermediate U.S. Government Securities Fund
             --------------------------------------------

                 Load             No Load            Leh
                 ----             -------            ---

 9-Aug-94      9,718.85          10,068.69        10,000.00
31-Mar-95      9,982.71          10,341.95        10,300.00
31-Mar-96     10,728.22          11,114.35        11,400.00
31-Mar-97     11,104.95          11,504.72        11,900.00
31-Mar-98     12,237.84          12,678.48        13,100.00
31-Mar-99     12,972.71          13,439.97        14,050.00
31-Mar-00     12,920.17          13,385.28        14,513.00
31-Mar-01     14,475.93          14,997.03        16,471.00

---------------------------------------------------------------------
                                                         Since
                                                         Inception
Date            1 Year                 5 Year            (8/09/94)
---------------------------------------------------------------------

3/31/01         8.14%                  5.42%*            5.73%*
---------------------------------------------------------------------

   * Reflects a 3.50% Sales Charge.

   Past performance is not predictive of future results.

The performance of the Brenton Intermediate U.S. Government Securities Fund is measured against the Merrill Lynch 3-7 Year Government Index, which is generally representative of the performance of intermediate U.S. Government securities. The index does not reflect the reduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The index is unmanaged and cannot be invested indirectly. Investment return and net asset value will fluctuate so an investors shares when redeemed, may be worth more or less than the original cost.

The chart represents historical investments of $10,000 in the Brenton Intermediate U.S. Government Securities Fund from 8/9/94 to 3/31/01, and represents the reinvestment of dividends and capital gains in the Fund.

Shareholder Letter                                         Brenton Mutual Funds
-------------------------------------------------------------------------------

 /1/ The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is unmanaged and generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

 /2/ The average annual total returns for the Fund with a load of 4.50% are (20.95)%, 10.63%, and 13.24% for the 1-year, 5-year, and since inception.

 /3/ The performance of the Brenton Intermediate U.S. Government Securities Fund is measured against the Lehman Brothers Intermediate Government/Credit Index, which is unmanaged and generally representative of the total return of long-term government and corporate bonds. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

 /4/ The average annual total returns for the Fund with a load of 3.50% are 8.14%, 5.42%, and 5.73% for the 1-year, 5-year, and since inception.

 /5/ An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 /6/ The inception date of the Brenton U.S. Government Money Market Fund was
     August 9, 1994. # The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

 /7/ The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

     Past performance is no guarantee of future results. The investment return and Net Asset Value (NAV) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The composition of the fund's holding is subject to change.

     Shares of the Funds are NOT FDIC INSURED, nor are they insured by any government agency. Fund shares are not deposits or other obligations of, or guaranteed or endorsed by, Brenton Bank or its affiliates. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested. The Brenton Mutual Funds are a family of mutual funds distributed by BISYS Fund Services which is independent of Brenton Bank and its affiliates. Brenton Brokerage is a registered broker-dealer from whom shares of the Brenton Mutual Funds may be purchased.

                              Table of Contents

                         Report of Independent Auditors
                                      Page
                                       5


                      Statements of Assets and Liabilities
                                      Page
                                       6


                            Statements of Operations
                                      Page
                                       7


                      Statements of Changes in Net Assets
                                     Page
                                       8


                       Schedules of Portfolio Investments
                                      Page
                                       10


                         Notes to Financial Statements
                                      Page
                                       14


                              Financial Highlights
                                      Page
                                       18

Shareholder Letter                                         Brenton Mutual Funds
-------------------------------------------------------------------------------

Report of Independent Auditors
The Board of Trustees and Shareholders

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Brenton Mutual Funds (comprised of Brenton U.S. Government Money Market Fund, Brenton Intermediate U.S. Government Securities Fund, and Brenton Value Equity Fund) (the Funds) as of March 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Brenton Mutual Funds at March 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



Columbus, Ohio                                    Ernst & Young LLP
May 7, 2001                                       /s/ Ernst & Young LLP

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS


                     Statements of Assets and Liabilities
                                March 31, 2001

                                                                                  U.S.
                                                                               Government        Intermediate
                                                                              Money Market      U.S. Government  Value Equity
                                                                                  Fund            Securities        Fund
                                                                              ------------      ---------------   ------------
                              ASSETS:
Investments, at value (cost $31,842,834; $19,796,492;
         $26,597,491, respectively)......................................     $ 31,842,834      $ 20,580,080      $ 38,632,892
Cash.....................................................................              221                 -                 -
Interest and dividends receivable .......................................                -           326,070            21,896
Prepaid expenses and other assets .......................................            2,711             1,535             1,074
                                                                              ------------      ------------      ------------
               Total Assets .............................................       31,845,766        20,907,685        38,655,862
                                                                              ------------      ------------      ------------

                          LIABILITIES:

Dividends payable........................................................          134,258                 -                 -
Payable for capital shares redeemed......................................                -                 -            22,458
Accrued expenses and other payables:
      Investment advisory fees...........................................            8,770             8,846            23,254
      Administration fees ...............................................              391               171               631
      Distribution and shareholder service fees..........................            1,533                 -             1,690
      Other fees.........................................................           38,752            22,811            38,818
                                                                              ------------      ------------      ------------
             Total Liabilities...........................................          183,704            31,828            86,851
                                                                              ------------      ------------      ------------
             Total Net Assets ...........................................     $ 31,662,062      $ 20,875,857      $ 38,569,011
                                                                              ============      ============      ============
                          NET ASSETS:
Capital..................................................................     $ 31,663,554      $ 20,476,978      $ 23,807,243
Undistributed (distribution in excess of ) net investment income/(loss)..                -            11,648                 -
Accumulated undistributed (distribution in excess of) net realized
    gains/(losses) from investment transactions..........................           (1,492)         (396,357)        2,726,367
Net unrealized appreciation/(depreciation) from investments .............                -           783,588        12,035,401
                                                                              ------------      ------------      ------------
               Net Assets................................................     $ 31,662,062      $ 20,875,857      $ 38,569,011
                                                                              ============      ============      ============
Single Class or Class M Shares
Net Assets...............................................................     $ 31,662,062      $ 20,875,857      $ 38,569,011
Outstanding units of beneficial interest (shares) .......................       31,663,594         2,026,746         2,472,137
                                                                              ------------      ------------      ------------
Net asset value - redemption price per share ............................     $       1.00      $      10.30      $      15.60
                                                                              ============      ============      ============
Maximum Sales Charge.....................................................                -              3.50%             4.50%
                                                                              ------------      ------------      ------------
Maximum Offering Price per share (NAV/(100%-Maximum
  Sales Charge) of net asset value adjusted to nearest cent) ............     $       1.00  (a) $      10.67      $      16.34
                                                                              ============      ============      ============

_________________
(a)  Offering price and redemption price are the same for the Money Market Fund.

                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS


                           Statements of Operations
                       For the Year Ended March 31, 2001

                                                                            U.S.
                                                                         Government      Intermediate
                                                                        Money Market   U.S. Government  Value Equity
                                                                            Fund          Securities        Fund
                                                                        ------------   ---------------  ------------
INVESTMENT INCOME:
Interest income..................................................       $  2,796,353    $  1,454,530    $          -
Dividend income..................................................                  -          11,492         559,616
                                                                        ------------    ------------    ------------
        Total income.............................................          2,796,353       1,466,022         559,616
                                                                        ------------    ------------    ------------

EXPENSES:
Investment advisory fees ........................................            179,064         114,577         342,300
Administration fees..............................................             89,532          45,831         102,452
Distribution and shareholder service fees--
     Single Class or Class M ....................................            186,433         114,577         256,129
Distribution and shareholder service fees--Class S...............             56,095               -               -
Custodian fees...................................................             14,226           4,036          10,640
Fund accounting fees.............................................             37,707          26,494          32,096
Transfer agent fees..............................................             88,576          20,757          59,643
Trustees' fees...................................................              4,418           2,004           5,198
Other............................................................             56,534          29,468          64,836
                                                                        ------------    ------------    ------------
          Total Expenses ........................................            712,585         357,744         873,294
Less: Fee waivers................................................           (301,427)       (137,492)       (231,373)
                                                                        ------------    ------------    ------------
          Net Expenses...........................................            411,158         220,252         641,921
                                                                        ------------    ------------    ------------
Net Investment Income/(Loss).....................................          2,385,195       1,245,770         (82,305)
                                                                        ------------    ------------    ------------

REALIZED/UNREALIZED GAINS/(LOSSES)
FROM INVESTMENTS:
Net realized gains from investment transactions..................                 43           5,608       5,149,617
Net change in unrealized appreciation/(depreciation) from
     investments.................................................                  -       1,354,586     (13,820,416)
                                                                        ------------    ------------    ------------
Net realized/unrealized gains/(losses) from investments..........                 43       1,360,194      (8,670,799)
                                                                        ------------    ------------    ------------
Change in net assets resulting from operations...................       $  2,385,238    $  2,605,964    $ (8,753,104)
                                                                        ============    ============    ============

                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                Statements of Changes in Net Assets

                                                                                              U.S. Government
                                                                                            Money Market Fund
                                                                                      ------------------------------
                                                                                        Year Ended       Year Ended
                                                                                        March 31,         March 31,
                                                                                           2001             2000
                                                                                      -----------     ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........................................................  $   2,385,195    $   2,147,884
  Net realized gains/(losses) from investment transactions........................             43           (1,177)
                                                                                    -------------    -------------
Change in net assets resulting from operations....................................      2,385,238        2,146,707
                                                                                    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class M.......................................................................     (1,998,522)      (1,741,067)
    Class S.......................................................................       (386,673)        (406,817)
                                                                                    -------------    -------------
Change in net assets from shareholder distributions...............................     (2,385,195)      (2,147,884)
                                                                                    -------------    -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Class M.......................................................................     70,816,303      103,312,420
    Class S.......................................................................     17,961,662       24,846,609
  Dividends reinvested
    Class M.......................................................................        406,035          378,310
    Class S.......................................................................        400,180          408,354
  Cost of shares redeemed
    Class M.......................................................................    (79,514,296)    (102,132,997)
    Class S.......................................................................    (25,892,182)     (27,794,132)
                                                                                    -------------    -------------
Change in net assets from capital share transactions .............................    (15,822,298)        (981,436)
                                                                                    -------------    -------------
Change in net assets..............................................................    (15,822,255)        (982,613)

NET ASSETS:
  Beginning of period.............................................................     47,484,317       48,466,930
                                                                                    ------------     -------------
  End of period...................................................................  $  31,662,062    $  47,484,317
                                                                                    =============    =============

SHARE TRANSACTIONS:
  Issued
    Class M.......................................................................     70,816,303      103,312,774
    Class S.......................................................................     17,961,662       24,846,609
 Reinvested
    Class M.......................................................................        406,035          378,310
    Class S.......................................................................        400,180          408,354
 Redeemed
    Class M.......................................................................    (79,514,296)    (102,132,997)
    Class S.......................................................................    (25,892,182)     (27,794,132)
                                                                                    -------------    -------------
Change in shares..................................................................    (15,822,298)        (981,082)
                                                                                    =============    =============

                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                                        Statements of Changes in Net Assets

                                                                      Intermediate U.S. Government
                                                                            Securities Fund               Value Equity Fund
                                                                      ----------------------------    ----------------------------
                                                                       Year Ended     Year Ended       Year Ended      Year Ended
                                                                        March 31,      March 31,        March 31,       March 31,
                                                                          2001            2000            2001            2000
                                                                      ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:

    Net investment income/(loss) ..................................   $  1,245,770    $  1,366,197    $    (82,305)   $     59,178
    Net realized gains/(losses) from investment transactions.......          5,608        (393,284)      5,149,617       3,613,453
    Net change in unrealized appreciation/(depreciation)
       from investments ...........................................      1,354,586      (1,095,636)    (13,820,416)      4,112,620
                                                                      ------------    ------------    ------------    ------------
Change in net assets resulting from operations ....................      2,605,964        (122,723)     (8,753,104)      7,785,251
                                                                      ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....................................     (1,252,193)     (1,378,292)         (4,549)        (61,667)
    Dividends to shareholders from net realized gains
        from investment transactions ..............................           --           (11,736)     (2,242,568)     (6,926,213)
                                                                      ------------    ------------    ------------    ------------
Change in net assets from shareholder distributions................     (1,252,193)     (1,390,028)     (2,247,117)     (6,987,880)
                                                                      ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
    Proceeds from shares issued....................................      2,477,692       4,068,954       4,295,764       7,084,184
    Dividends reinvested...........................................        535,588         688,260       1,628,257       4,992,293
    Cost of shares redeemed........................................     (7,826,893)     (7,747,788)    (12,821,958)    (18,324,114)
                                                                      ------------    ------------    ------------    ------------
Change in net assets from capital share transactions ..............     (4,813,613)     (2,990,574)     (6,897,937)     (6,247,637)
                                                                      ------------    ------------    ------------    ------------
Change in net assets...............................................     (3,459,842)     (4,503,325)    (17,898,158)     (5,450,266)

NET ASSETS:
    Beginning of period............................................     24,335,699      28,839,024      56,467,169      61,917,435
                                                                      ------------    ------------    ------------    ------------
    End of period..................................................   $ 20,875,857    $ 24,335,699    $ 38,569,011    $ 56,467,169
                                                                      ============    ============    ============    ============

SHARE TRANSACTIONS:
    Issued ........................................................        248,707         410,027         232,072         356,714
    Reinvested.....................................................         54,094          69,214          92,869         270,215
    Redeemed ......................................................       (782,202)       (775,926)       (714,781)       (908,310)
                                                                      ------------    ------------    ------------    ------------
Change in shares ..................................................       (479,401)       (296,685)       (389,840)       (281,381)
                                                                      ============    ============    ============    ============


                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

 Principal              Security            Amortized       Principal              Security                Amortized
   Amount             Description              Cost          Amount               Description                Cost
-------------  ---------------------------  -----------    ------------ --------------------------------   -----------
U.S. Government Agencies  (100.6%):                        Total Investments (Amortized Cost
Federal Home Loan Bank (37.4%):                                       $31,842,834) (a)   -   100.6%       $ 31,842,834
$ 11,850,000   5.13%,*  04/02/01.......... $ 11,848,311    Liabilities in excess of other assets - (0.6)      (180,772)
                                            -----------                                                    -----------
                                                           TOTAL NET ASSETS - 100.0%                      $ 31,662,062
                                                                                                           ===========
Federal Home Loan Mortgage Corp. (63.2%):
  20,000,000   4.93%,*  04/03/01..........   19,994,523
                                            -----------
    Total U.S. Government Agencies           31,842,834
                                            -----------

---------------------
Percentages indicated are based on net assets of $31,662,062.
* Effective yield at date of purchase.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

 Shares or                                                       Shares or
 Principal              Security                Market           Principal                Security                 Market
   Amount             Description                Value            Amount                 Description                Value
-------------  ---------------------------    -----------      ------------ --------------------------------    ------------
U.S. Government Agencies  (70.0%):                             U.S. Government Agencies, continued:
Federal National Mortgage Assocation  (10.8%):                 Government National Mortgage Association  (1.2%):
$    335,080   6.50%, 03/01/09................$   342,512      $    238,055  7.00%, 05/01/10.................   $    245,197
                                                                                                                ------------
   1,171,360   7.50%, 11/01/17................  1,209,056          Total U.S. Government Agencies                 14,615,659
                                                                                                                ------------
     683,485   7.50%, 12/01/25................    702,281      U.S. Treasury Notes  (21.8%):
                                              -----------
                                                2,253,849          1,800,000  5.88%, 09/30/02................      1,843,848
                                              -----------
Federal Home Loan Bank  (55.7%):                                   1,500,000  6.75%, 05/15/05................      1,621,365
   1,750,000   5.69%, 04/15/03................  1,785,280          1,000,000  6.50%, 10/15/06................      1,085,970
                                                                                                                ------------
   1,000,000   7.36%, 07/01/04................  1,071,970          Total U.S. Treasury Notes.................      4,551,183
                                                                                                                ------------
   1,000,000   7.32%, 04/21/05................  1,076,960      Investment Companies  (6.8%):
   3,000,000   6.32%, 06/28/05................  3,124,110        1,413,238  Goldman Federal Money Market
   1,000,000   6.15%, 11/28/05................  1,037,770                     Portfolio......................      1,413,238
                                                                                                                ------------
   3,500,000   5.80%, 09/02/08................  3,536,959          Total Investment Companies                      1,413,238
                                              -----------                                                       ------------
                                               11,633,049          Total Investments
                                              -----------
Federal Home Loan Mortgage Corp.  (2.3%):.....                       (Cost $19,796,492) (a)   -   98.6%           20,580,080
     473,071   6.50%, 07/01/08................    483,564          Other assets in excess of liabilities - 1.4%      295,777
                                              -----------                                                       ------------
                                                                   TOTAL NET ASSETS   -   100.0%                $ 20,875,857
                                                                                                                ============

---------------------
Percentages indicated are based on net assets of $20,875,857.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
Unrealized appreciation                $   783,588
Unrealized depreciation                          -
                                       -----------
Net unrealized appreciation            $   783,588
                                       ===========


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       Schedule of Portfolio Investments
                                March 31, 2001

                        Security                             Market
   Shares             Description                            Value
-------------  -------------------------------------       -----------
Common Stocks  (97.5%):
Aerospace/Defense  (1.1%):
      21,000   General Motors Corp.--
               Class H (b)..........................       $    409,500
                                                           ------------
Banks (5.3%):
      25,000   J.P. Morgan Chase & Co. .............          1,122,500
      10,000   State Street Corp. ..................            934,000
                                                           ------------
                                                              2,056,500
                                                           ------------
Beverages--Non-alcoholic  (1.9%):
      16,700   PepsiCo, Inc.........................            733,965
                                                            -----------
Beverages--Wines & Spirits  (1.7%):
      14,500   Anheuser-Busch Cos., Inc.............            665,985
                                                            -----------
Capital Equipment  (1.5%):
      10,000   Illinois Tool Works, Inc.............            568,400
                                                            -----------
Chemicals--Diversified  (1.6%):
      15,000   Du Pont (E.I.) de Nemours & Co.......            610,500
                                                            -----------
Computer Software  (7.6%):
      28,000   Cisco Systems, Inc. (b) .............            442,750
       8,000   Dell Computer Corp. (b) .............            205,500
      18,000   Electronic Data Systems Corp.........          1,005,480
      13,000   Hewlett-Packard Co. .................            406,510

      15,000   Microsoft Corp. (b) .................            820,313
                                                            -----------
                                                              2,880,553
                                                            -----------
Computers  (2.7%):
      11,000   International Business
               Machines Corp........................          1,057,980
                                                            -----------
Computers - Memory Devices  (1.4%):
      18,000   EMC Corp. (b)........................            529,200
                                                            -----------
Cosmetics/Personal Care  (1.2%):
      15,000   Gillette Co. ........................            467,550
                                                            -----------
Diversified Operations  (5.5%):
      29,500  General Electric Co. .................        $ 1,234,870
       8,100  Minnesota Mining & Manufacturing Co...            841,590
                                                            -----------
                                                              2,076,460
                                                            -----------

Electrical Equipment  (2.6%):
       6,000  Emerson Electric Co. .................            372,000

      15,000  Tyco International Ltd. ..............            648,450
                                                            -----------
                                                              1,020,450
                                                            -----------
Electronic Components  (2.0%):
      30,000  Intel Corp. ..........................            789,375
                                                            -----------
Electronic Components -- Semiconductors  (1.6%):
      18,000  Xilinx, Inc. (b) .....................            632,250
                                                            -----------
Financial Services  (9.4%):
      23,000  Citigroup, Inc. ......................          1,034,540
      12,000  MGIC Investment Corp. ................            821,040
      12,000  Morgan Stanley, Dean Witter & Co......            642,000
      20,000  Washington Mutual, Inc. ..............          1,094,999
                                                            -----------
                                                              3,592,579
                                                            -----------
Health Care--Drugs  (2.9%):
      19,000  Bristol-Myers Squibb Co. .............          1,128,600
                                                            -----------
Health Care--General Products  (2.7%):
      12,000  Johnson & Johnson.....................          1,049,640
                                                            -----------
Household--General Products  (2.1%):
      10,000  Newell Rubbermaid, Inc. ..............            265,000
       9,000  Procter & Gamble Co. .................            563,400
                                                            -----------
                                                                828,400
                                                            -----------
Insurance  (2.3%):
      11,250  American International Group, Inc.....            905,625
                                                            -----------

                                   continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                 Schedule of Portfolio Investments, Continued
                                March 31, 2001

                        Security                              Market
   Shares             Description                             Value
-------------  ---------------------------------------      ------------
Medical -- Biomedical  (2.3%):
      15,000   Amgen, Inc. (b) .........................    $    902,813
                                                            ------------
Medical Instruments  (1.8%):
      15,000   Medtronic, Inc. .........................         686,100
                                                            ------------
Motor Vehicles  (0.9%):
       7,000   General Motors Corp. ....................         362,950
                                                            ------------
Multimedia  (1.6%):
      15,000   AOL Time Warner, Inc. (b) ...............         602,250
                                                            ------------
Oil Companies--Integrated  (4.9%):
      15,000   BP Amoco Co., PLC........................         744,300
      14,000   Exxon Mobil Corp.........................       1,134,000
                                                            ------------
                                                               1,878,300
                                                            ------------
Oil Field Services  (1.5%):
      10,000   Schlumberger Ltd.........................         576,100
                                                            ------------
Paper & Related Products  (4.4%):
      11,000   CVS Corp. ...............................         643,390
      18,000   Lowe's Cos., Inc. .......................       1,052,100
                                                            ------------
                                                               1,695,490
                                                            ------------
Pharmaceuticals  (4.1%):
      10,000   Merck & Co., Inc. .......................         759,000
      20,000   Pfizer, Inc. ............................         819,000
                                                            ------------
                                                               1,578,000
                                                            ------------
Pipelines  (1.9%):
      11,500   El Paso Corp.............................         750,950
                                                            ------------
Restaurants  (0.7%):
      10,000   McDonald's Corp..........................         265,500
                                                            ------------
Retail--General Merchandise  (2.0%):
      15,000   Wal-Mart Stores, Inc. ...................         757,500
                                                            ------------

Retail--Specialty Stores  (1.8%):
      16,500  Home Depot, Inc. .........................    $    711,150
                                                            ------------
Steel  (0.6%):
       6,000  Nucor Corp................................         240,420
                                                            ------------
Telecommunications  (3.3%):
      14,640  Verizon Communications, Inc. .............         721,752
      30,000  WorldCom, Inc. (b) .......................         560,625
                                                            ------------
                                                               1,282,377
                                                            ------------
Utilities--Electric  (2.0%):
      15,500  AES Corp. (b).............................         774,380
                                                            ------------
Utilities--Telephone  (2.0%):
      17,000  SBC Communications, Inc...................         758,710
                                                            ------------
Wholesale  (2.9%):
      25,000  Arrow Electronics, Inc. (b) ..............         565,000
      21,500  Sysco Corp. ..............................         569,965
                                                            ------------
                                                               1,134,965
                                                            ------------
Wholesale & International Trade  (1.7%):
      16,500  Costco Wholesale Corp. (b) ...............         647,625
                                                            ------------
      Total Common Stocks...............................      37,609,092
                                                            ------------
Investment Companies  (2.7%):
   1,023,800  Goldman Federal Money Market
                 Portfolio..............................       1,023,800
                                                            ------------
       Total Investment Companies.......................       1,023,800
                                                            ------------
       Total Investments (Cost
        $26,597,491) (a)   -   100.2%...................      38,632,892

        Liabilities in excess of other assets - (0.2)%..         (63,881)
                                                            ------------
       TOTAL NET ASSETS   -   100.0%....................    $ 38,569,011
                                                            ============

_____________
Percentages indicated are based on net assets of $38,569,011.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation                $13,372,017
    Unrealized depreciation                 (1,336,616)
                                           -----------
    Net unrealized appreciation            $12,035,401
                                           ===========
(b) Represents non-income producing securities.
PLC - Public Limited Company

                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                          Notes to Financial Statements
                                 March 31, 2001

1.   Organization:

     The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Brenton U.S. Government Money Market Fund ("U.S. Government Money Market Fund"), Brenton Intermediate U.S. Government Securities Fund ("Intermediate U.S. Government Securities Fund"), and Brenton Value Equity Fund ("Value Equity Fund") (collectively, the "Funds" and individually, a "Fund") are a series within the Group.

     The U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of three to ten years. The investment objective of the Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

     The Group is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Intermediate U.S. Government Securities Fund and Value Equity Fund each currently offer a single class of shares. The U.S. Government Money Market Fund offers two classes of shares, Class M Shares and Class S Shares, which have different expenses that affect performance. The U.S. Government Money Market Fund commenced offering Class S Shares on October 8, 1998. Shares issued by that Fund prior to October 8, 1998 have been redesignated Class M Shares. Shares of the Intermediate U.S. Government Securities Fund and Value Equity Fund, and Class M Shares of the U.S. Government Money Market Fund, are offered for sale to the general public. Class S Shares of the U.S. Government Money Market Fund are offered only to certain eligible investors. On March 23, 2001, the Class S Shares of the U.S. Government Money Market Fund were liquidated, and the share class ceased operations.

2.   Significant Accounting Principles:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

     Securities Valuation:

     Investments of the U.S. Government Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

     Investments, excluding registered investment companies, of the Intermediate U.S. Government Securities Fund and the Value Equity Fund (collectively "the Variable Net Asset Value Funds") are valued at their market values determined on the basis of the current available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the Variable Net Asset Value Funds is reflected as either unrealized appreciation or depreciation.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 2001

     Security Transactions and Related Income:

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

     Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

     Federal Income Taxes:

     It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, Federal income taxes. At March 31, 2001, the U.S. Government Money Market Fund and the Intermediate U.S. Government Securities Fund had capital loss carryforwards, which are available to offset future capital gains, if any:



                                                               Capital Loss
                                                               Carryforward     Expires
                                                               ------------     -------
          U.S. Government Money Market Fund................     $      353         2005
          U.S. Government Money Market Fund................          1,139         2009
          Intermediate U.S. Government Securities Fund.....         44,683         2008
          Intermediate U.S. Government Securities Fund.....        351,674         2009

     As of March 31, 2001, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments, if any, made to paid-in-capital:

                                                                     Accumulated         Accumulated Net
                                                                  Undistributed Net   Realized Gain/(Loss)
                                                                  Investment Income      On Investments
                                                                  -----------------      --------------
          Intermediate U.S. Government Securities Fund.........       $    8,012            $  (8,012)
          Value Equity Fund....................................       $   84,663            $( 47,334)

     Expenses:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS


                   Notes to Financial Statements, Continued
                                March 31, 2001

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the fiscal year ended March 31, 2001 are as follows:

                                                          Purchases      Sales
                                                          ---------      -----

     Intermediate U.S. Government Securities Fund.....  $ 7,419,725  $13,179,890
     Value Equity Fund................................    5,755,788   15,635,132

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Wells Fargo Bank Iowa, N.A. (formerly Brenton Bank). As of March 23, 2001, Brenton Bank was merged with Wells Fargo Bank Iowa, N.A. Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund, at the following annual rates: U.S. Government Money Market Fund--0.40% of the Fund's first $250 million in net assets and up to 0.30% of the Fund's net assets in excess of $250 million; Intermediate U.S. Government Securities Fund--up to 0.50% of the Fund's first $25 million in net assets and up to 0.30% of the Fund's net assets in excess of $25 million; and Value Equity Fund--up to 0.74% of the Fund's first $25 million of net assets and up to 0.60% of the Fund's net assets in excess of $25 million.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), who serves the Group as Administrator, is a wholly owned subsidiary of the BISYS Group, Inc., with whom certain officers and trustees of the Group are also officers of the Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Group. Under the terms of the administration agreement, BISYS Ohio receives an annual fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at the annual rate of 0.20%.

     BISYS Ohio serves the Funds as Transfer Agent. Under the terms of the Transfer Agency Agreement, BISYS Ohio receives a fee based on the number of shareholders of record. BISYS Ohio provides fund accounting services to the Funds pursuant to the Fund Accounting Agreement.

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves the Group as the Funds' distribution agent. The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds (excluding Class S shares of U.S. Government Money Market Fund) are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of average daily net assets. Class S shares of U.S. Government Money Market Fund incur distribution and services fees at an annual rate not to exceed 0.75% of average daily net assets. These fees are used by BISYS to pay banks, including Wells Fargo Bank Iowa, N.A., brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares. As a result of the payment of sales loads and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

     BISYS is also entitled to receive commissions on sales of shares of the Funds. For the fiscal year ended March 31, 2001, BISYS received $6,509 from commissions earned on sales of shares of the Fund, of which $5,635 was reallowed to broker/dealers affiliated with Wells Fargo Bank Iowa, N.A.

     Wells Fargo Bank Iowa, N.A. (formerly Brenton Bank) serves as Custodian ("the Custodian") to the Funds pursuant to the Custodian Agreement. As of March 23, 2001, Brenton Bank was merged with Wells Fargo Bank

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 2001

     Iowa, N.A. For custodial services, each of the Funds pays the Custodian an annual asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the fiscal year ended March 31, 2001:

                                                           U.S. Government           Intermediate            Value
                                                             Money Market           U.S. Government          Equity
                                                                 Fund               Securities Fund          Fund
                                                                 ----               ---------------          ----
         Investment Advisory Fees:
         Annual fee before voluntary fee reductions
              (percentage of average net assets).                 0.40%                 0.50%                .74%
         Voluntary fee reductions..........................   $ 62,672              $     --                  --
         Administration Fees:
         Annual fee before voluntary fee reductions
              (percentage of average net assets)...........       0.20%                 0.20%                .20%
         Voluntary fee reductions..........................   $ 22,383              $ 22,915                  --
         12b-1 Fees - Single or Class M
         Annual fee before voluntary fee reductions
              (percentage of average net assets)...........       0.50%                 0.50%                .50%
         Voluntary fee reductions..........................   $178,976              $114,577            $231,373
         12b-1 Fees - Single or Class S
         Annual fee before voluntary fee reductions
              (percentage of average net assets)...........       0.75%
         Voluntary fee reductions..........................   $ 37,396

5.   Federal Income Tax Information (Unaudited):

     During the fiscal year ended March 31, 2001, the following Funds declared long-term capital gain distributions as follows:

                                                              Long-Term 20%
                                                              -------------
     Value Equity Fund.................................         $2,244,926

     For the shareholders of the Value Equity Fund, 100% of the total ordinary income distributions paid during the fiscal year ended March 31, 2001 qualify for the corporate dividends received deduction.

6.   Subsequent Event:

     The Funds entered into an Agreement and Plan of Reorganization with the Wells Fargo Funds pursuant to which all of the assets and liabilities of each Brenton Fund were transferred into a corresponding Wells Fargo Fund in exchange for shares of the Wells Fargo Fund. Each Brenton Fund listed below transferred all of its assets and liabilities to the corresponding Wells Fargo Fund identified opposite its name in exchange for shares of such Wells Fargo Fund:

              Brenton Funds                                     Wells Fargo Funds
              -------------                                     -----------------
     U.S. Government Money Market Fund                      Government Money Market Fund
     Intermediate U.S. Government Securities Fund           Intermediate Government Income Fund
     Value Equity Fund                                      Growth Fund

     The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 27, 2001 and was approved by shareholders of the Brenton Funds at a Special Meeting of Shareholders held on April 6, 2001.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                  U.S. Government
                                                                                   Money Market
                                                                                       Fund
                                                       ----------------------------------------------------------------------
                                                                                      Class M
                                                       ----------------------------------------------------------------------
                                                          Year           Year           Year          Year           Year
                                                          Ended          Ended         Ended          Ended         Ended
                                                        March 31,      March 31,     March 31,      March 31,     March 31,
                                                          2001           2000           1999          1998           1997
                                                       -----------    -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period...............    $     1.000    $     1.000   $      1.000   $     1.000   $      1.000
                                                       -----------    -----------   ------------   -----------   ------------
Investment Activities
        Net investment income......................          0.053          0.044          0.045         0.048          0.046
                                                       -----------    -----------   ------------   -----------   ------------
                 Total from Investment Activities..          0.053          0.044          0.045         0.048          0.046
                                                       -----------    -----------   ------------   -----------   ------------
Distributions
        Net investment income......................         (0.053)        (0.044)        (0.045)       (0.048)        (0.046)
                                                       -----------   ------------  -------------  ------------  -------------
                 Total Distributions...............         (0.053)        (0.044)        (0.045)       (0.048)        (0.046)
                                                       -----------    -----------   ------------   -----------   ------------
Net Asset Value, End of Period.....................    $     1.000    $     1.000   $      1.000   $     1.000   $      1.000
                                                       ===========    ===========   ============   ===========   ============
                 Total return......................           5.47%          4.47%          4.58%         4.96%          4.67%
Ratios/Supplementary Data:
        Net Assets, End of Period (000)............    $    31,662    $    39,954   $     38,397   $    42,061   $     34,796
        Ratio of expenses to average net assets....           0.88%          0.93%          0.81%         0.72%          0.77%
        Ratio of net investment income to
            average net assets.....................           5.35%          4.39%          4.47%         4.86%          4.57%
        Ratio of expenses to average net assets*...           1.55%          1.56%          1.49%         1.41%          1.47%

_____________
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.




                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:


                                                                           Intermediate U.S. Government
                                                                               Securities Fund
                                                         ----------------------------------------------------------------------
                                                            Year           Year           Year          Year           Year
                                                            Ended          Ended         Ended          Ended         Ended
                                                           March 31,      March 31,     March 31,      March 31,     March 31,
                                                              2001           2000           1999          1998           1997
                                                         -----------    -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period...................  $      9.71    $     10.29   $      10.30   $      9.91   $      10.14
                                                         -----------    -----------   ------------   -----------   ------------
Investment Activities
        Net investment income..........................         0.54           0.53           0.54          0.59           0.57
        Net realized and unrealized gains/(losses) from
            investments................................         0.59          (0.57)          0.06          0.40          (0.22)
                                                         -----------    -----------   ------------   -----------   ------------
                Total from Investment Activities.......         1.13          (0.04)          0.60          0.99           0.35
                                                         -----------    -----------   ------------   -----------   ------------
Distributions
       Net investment income...........................        (0.54)         (0.53)         (0.54)        (0.58)         (0.57)
       Net realized gains from investments.............            -          (0.01)         (0.07)        (0.02)         (0.01)
                                                         -----------    -----------   ------------   -----------   ------------
               Total Distributions.....................        (0.54)         (0.54)         (0.61)        (0.60)         (0.58)
                                                         -----------    -----------   ------------   -----------   ------------
Net Asset Value, End of Period.........................  $     10.30    $      9.71   $      10.29   $     10.30   $       9.91
                                                         ===========    ===========   ============   ===========   ============
               Total return (excludes sales charges)...        12.04%         (0.40)%         6.00%        10.21%          3.51%
Ratios/Supplementary Data:
       Net Assets, End of Period (000).................  $    20,876    $    24,336   $     28,839   $    26,332   $     34,158
       Ratio of expenses to average net assets.........         0.96%          1.01%          0.91%         0.97%          1.02%
       Ratio of net investment income to
          average net assets ..........................         5.43%          5.29%          5.21%         5.47%          5.64%
       Ratio of expenses to average net assets*........         1.56%          1.60%          1.49%         1.42%          1.47%
       Portfolio Turnover..............................        33.24%         42.12%         17.18%        61.25%         78.95%

____________
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.





                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                        Value Equity Fund
                                                       -----------------------------------------------------------------------
                                                          Year           Year           Year          Year           Year
                                                          Ended          Ended         Ended          Ended         Ended
                                                        March 31,      March 31,     March 31,      March 31,     March 31,
                                                          2001           2000           1999          1998           1997
                                                       ------------   ------------  -------------  ------------  -------------
Net Asset Value, Beginning of Period.................      $ 19.73        $ 19.70        $ 19.81       $ 14.80        $ 12.95
                                                       ------------   ------------  -------------  ------------  -------------
Investment Activities
       Net investment income/(loss)..................        (0.03)          0.02           0.07          0.10           0.13
       Net realized and unrealized gains/(losses)
          from investments...........................        (3.28)          2.63           2.32          5.41           2.11
                                                       ------------   ------------  -------------  ------------  -------------
             Total from Investment Activities........        (3.31)          2.65           2.39          5.51           2.24
                                                       ------------   ------------  -------------  ------------  -------------
Distributions
       Net investment income.........................            - (a)      (0.02)         (0.07)        (0.10)         (0.13)
       Net realized gains from investments...........        (0.82)         (2.60)         (2.43)        (0.40)         (0.19)
       In excess of net realized gains
        from investments.............................            -              -              -             -          (0.07)
                                                       ------------   ------------  -------------  ------------  -------------
             Total Distributions.....................        (0.82)         (2.62)         (2.50)        (0.50)         (0.39)
                                                       ------------   ------------  -------------  ------------  -------------
Net Asset Value, End of Period.......................      $ 15.60        $ 19.73        $ 19.70       $ 19.81        $ 14.80
                                                       ============   ============  =============  ============  =============
             Total return (excludes sales charges)...       (17.23)%        14.40%         13.40%        37.59%         17.44%
Ratios/Supplementary Data:
       Net Assets, End of Period (000)...............      $38,569        $56,467        $61,917       $56,948        $41,727
       Ratio of expenses to average net assets.......         1.25%          1.20%          1.20%         1.20%          1.28%
       Ratio of net investment income/(loss) to
           average net assets........................        (0.16)%         0.10%          0.36%         0.57%          0.88%
       Ratio of expenses to average net assets*......         1.70%          1.66%          1.65%         1.65%          1.73%
       Portfolio Turnover............................        11.45%          8.60%         24.28%        33.20%         17.15%

_______
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)    Distribution per share was less than $0.005.



                      See notes to financial statements.

                                   INVESTMENT ADVISER
                                   Brenton Bank
                                   2840 Ingersoll
                                   Des Moines, Iowa 50312

                                   ADMINISTRATOR AND DISTRIBUTOR
                                   BISYS Fund Services
                                   3435 Stelzer Road
                                   Columbus, Ohio 43219

                                   LEGAL COUNSEL
                                   Dechert
                                   1775 Eye Street, N.W.
                                   Washington, D.C. 20006

                                   AUDITORS
                                   Ernst & Young LLP
                                   1100 Huntington Center
                                   41 South High Street
                                   Columbus, Ohio 43215